Aggregate Debt Maturities (Parenthetical) (Detail) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Debt Instrument [Line Items]
Maturity period	2011
Outstanding credit facility	$ 58
Renewal description	option to extend the maturity for an additional year, subject to the satisfaction of certain financial covenants
Mortgage debt	1,025
Le Meridien Piccadilly
Debt Instrument [Line Items]
Extended mortgage loan	we extended the maturity of the $50 million Le Méridien Piccadilly mortgage to January 20, 2012 and, therefore, have included it in the 2012 maturities. The mortgage loan can be extended for an additional one-year period, subject to the satisfaction of certain financial covenants.
Mortgage debt	$ 50